Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income attributable to Piedmont	$ 14,651	$ 37,227
Other comprehensive income/(loss):
Effective portion of loss on derivative instruments that are designated and qualify as cash flow hedges (See Note 6)	(340)	(748)
Less: Reclassification of previously recorded loss included in net income (See Note 6)	769	733
Other comprehensive income/(loss)	429	(15)
Comprehensive income attributable to Piedmont	$ 15,080	$ 37,212